Intangible assets (Details Narrative) - Mar. 31, 2024	USD ($)	CNY (¥)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets consideration	$ 707,028	¥ 5,000,000